Income and mining taxes - Income tax recovery (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME AND MINING TAXES [Abstract]
Loss before taxes	$ 83.2	$ (59.2)
Canadian federal and provincial income tax rates	25.80%	25.60%
Income tax recovery based on above rates	$ 21.4	$ (14.8)
INCREASE (DECREASE) DUE TO
Permanent differences	0.2	(2.1)
Foreign exchange	(3.5)	(6.9)
Canadian mining tax	(19.6)	5.3
Change in unrecognized deferred tax assets	(18.0)	23.9
Other	0.1	(0.1)
Total income tax expense	$ (19.4)	$ 5.3